SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
_____________________________________________________________________________

                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE SEPARATE ACCOUNT
                  WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY
                WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY
_____________________________________________________________________________

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                        FS VARIABLE SEPARATE ACCOUNT
                  WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY
_____________________________________________________________________________


Effective April 17, 2015, the SmallCap Growth Account II and SmallCap Value Account I merged into the SmallCap Blend Account and the LargeCap Blend Account II merged into the Principal Capital Appreciation Account and the new managers are reflected below.

Accordingly, all references in the prospectus to the above funds have been replaced with the following:

            Current Fund and Manager                          New Fund and Manager
-----------------------------------------------           -------------------------------------
SmallCap Growth Account II managed by Emerald             SmallCap Blend Account
Advisers, Inc.                                            managed by Principal Global Investors

SmallCap Value Account I managed by J.P. Morgan
Investment Management Inc.

-----------------------------------------------           -------------------------------------

LargeCap Blend Account II managed by                      Principal Capital Appreciation Account managed by
ClearBridge Investments, LLC and T. Rowe Price            Edge Asset Management, Inc.
Associates, Inc.



Dated:  April 17, 2015

Please keep this Supplement with your Prospectus